CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]
Beginning Balance at Dec. 31, 2015	$ 414,409	$ 540,133	$ 47,504	$ (173,228)
Beginning Balance (shares) at Dec. 31, 2015	196,995,607
Statement [Line Items]
Asset acquisition	$ 8,395	8,395
Asset acquisition (shares)	2,000,000
Exercise of share-based options	$ 5,235	7,728	(2,493)
Exercise of share-based options (shares)	2,833,600
Share-based payments	$ 1,602		1,602
Net income and comprehensive income for the year	(13,216)			(13,216)
Ending Balance at Dec. 31, 2016	$ 416,425	556,256	46,613	(186,444)
Ending Balance (shares) at Dec. 31, 2016	201,829,207
Statement [Line Items]
Exercise of share-based options	$ 3,572	5,185	(1,613)
Exercise of share-based options (shares)	1,620,750
Share-based payments	$ 3,326		3,326
Net income and comprehensive income for the year	6,647			6,077	$ 570
Ending Balance at Dec. 31, 2017	$ 429,970	$ 561,441	$ 48,326	$ (180,367)	$ 570
Ending Balance (shares) at Dec. 31, 2017	203,449,957